Operating and maintenance costs (Tables)	9 Months Ended
Dec. 31, 2024
Operating And Maintenance Costs [Abstract]
Schedule of operating and maintenance costs [Table Text Block]
	Three months ended December 31,		Nine months ended December 31,
	2024	2023	2024	2023
	$	$	$	$
Digital currency mining	21,064	18,705	59,560	51,760
High performance computing hosting	1,628	1,189	4,526	1,756
Total	22,692	19,640	64,086	53,262